INVENTORIES	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES
5.	INVENTORIES

The major classes of inventories were as follows:

	December 31,
	2021	2020
Raw materials	$27,474	$27,157
Work in process	582	1,055
Finished goods	363	3,998
Inventory reserve	(2,613)	(2,013)
	$25,806	$30,197

The Company reviews inventory for slow moving or obsolete amounts based on expected product sales volume and provides reserves against the carrying amount of inventory as appropriate.